CONVERTIBLE DEBENTURE (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Convertible Debenture
SCHEDULE OF RECONCILIATION OF CONTINGENT RECEIVABLE

A reconciliation of the contingent receivable is as follows:

Convertible debenture
Balance, March 31, 2025	$-
Proceeds from issuance	1,934,170
Issuance costs cash paid	(69,527)
Issuance costs warrants granted	(45,361)
Interest payable	10,261
Accretion expense	3,155
Foreign exchange on convertible debt	72
Balance, December 31, 2025	$1,832,770

A reconciliation of convertible debenture is as follows:

	March 31, 2025	March 31, 2024
Balance, beginning of the year	$-	$4,905,334
Issuance	10,000,000	-
Accretion expense	-	203,918
Interest expense	1,941,743	338,011
Issuance costs	(446,682)	-
Foreign exchange effect on convertible debenture	(368,197)	154,109
Converted into Subordinate Voting Shares (1)	(11,126,864)	(5,601,372)
Balance, end of the year	$-	$-